Proskauer rose LLP

Eleven Times Square

New York, New York 10036

March 29, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Deborah O’Neal Johnson and Christina Fettig

Re:	Lazard Global Total Return and Income Fund, Inc. (811-21511)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Lazard Global Total Return and Income Fund, Inc. (“LGI”), transmitted herewith is LGI’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus and Combined Proxy Statement (the “Prospectus/Proxy Statement”) seeking the approval of stockholders of both LGI and Lazard World Dividend & Income Fund, Inc. (“LOR” and together with LGI, the “Funds”) of the merger of LOR with and into LGI, pursuant to an Agreement and Plan of Merger (the “Reorganization”). If the Reorganization is approved by stockholders of both LGI and LOR, LOR’s assets and liabilities will be combined with the assets and liabilities of LGI, and each full (and fractional) share of LOR’s common stock will be converted into an equivalent dollar amount (to the nearest one tenth of one cent) of full (and fractional) shares of common stock of LGI, based on the net asset value of each Fund as of the close of business on the date of the Reorganization. LGI and LOR are each a closed-end investment company. The Funds are advised by Lazard Asset Management LLC (“LAM”).

LGI intends to file a Pre-Effective Amendment to the Registration Statement to respond to comments from the staff of the Securities and Exchange Commission, file certain exhibits, including the consent of Deloitte & Touche LLP, independent registered public accounting firm for the Funds, with respect to each Fund’s Annual Report for the fiscal year ended December 31, 2018 and the opinion and consent of Venable LLP, Maryland counsel to the Funds, as to the legality of the securities being registered, and make certain other revisions. It is currently anticipated that LGI will seek effectiveness in early May. LGI will also file a Post-Effective Amendment that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization, if the Reorganization is approved by the Funds’ stockholders.

The Funds intend to mail the Prospectus/Proxy Statement in May to the Funds’ stockholders of record as of the close of business on May 3, 2019. A Joint Annual Meeting of Stockholders of LGI and LOR is scheduled to be held at LAM’s offices on Friday June 28, 2019, during which stockholders of each Fund will vote with respect to their Fund on the Agreement and Plan of Merger. At the meeting, the stockholders of each Fund will also consider and vote upon the election of certain Directors of the Funds and transact such other business as may properly come before the meeting. Additionally, on February 19, 2019, LOR announced by press release a conditional one-time tender offer (the “Tender Offer”) to acquire, in exchange for cash, up to 20% of its outstanding shares of common stock at a price equal to 98% of LOR’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately following the day the offer expires. The Tender Offer is conditioned upon the prior approval by stockholders of each of LOR and LGI of the

Reorganization. The Tender Offer currently is anticipated to commence promptly after stockholder approval of the Reorganization, and would be completed prior to August 29, 2019, the day on which the Reorganization is currently expected to be consummated if it is approved.

It has been determined that LGI will be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). These factors include those discussed below:

•	Investment Manager. LAM is the investment manager to both LGI and LOR. LAM manages each Fund on a team basis.

James Donald is responsible for allocation of each Fund’s assets between World Equity Investments or Global Equity Investments, as applicable, and Currency Investments (each as defined below) and for overall management of each Fund’s portfolio.

Different teams are responsible for management of World Equity Investments and Global Equity Investments, while the same management team is responsible for investing each Fund’s assets allocated to Currency Investments.

LGI’s portfolio management personnel will manage the combined fund if the Reorganization is approved and consummated.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, LGI and LOR have substantially similar investment objectives and investment management policies. However, the investment practices and process used by the portfolio managers for LGI and LOR to manage the equity investments of LGI and LOR, respectively, are different. LGI’s investment objective, policies, restrictions and process will be used to manage the combined fund after the Reorganization.

LGI’s investment objective is total return, consisting of capital appreciation and income. LOR’s investment objective is total return through a combination of dividends, income and capital appreciation. Each Fund pursues its investment objective through a combination of two separate investment strategies: LGI invests in Global Equity Investments and Currency Investments, and LOR invests in World Equity Investments and Currency Investments.

LAM seeks to invest substantially all of each Fund’s “Net Assets” (which are the Fund’s assets without taking into account Financial Leverage (as defined below)) in World Equity Investments or Global Equity Investments, as applicable. For each Fund, LAM also seeks to obtain exposure to emerging market currencies by investing in Currency Investments, but limits such investments to 33 1/3% or less of each Fund’s “Total Leveraged Assets” (which are the Fund’s assets including Financial Leverage).

World Equity Investments focus on the highest yielding equity securities selected using LAM’s relative value strategy and generally are a portfolio of approximately 60 to 100 US and non-US equity securities, including American Depository Receipts (“ADRs”), of companies of any size consisting primarily of securities held by other portfolios managed by LAM, including investments in emerging markets. Global Equity Investments are a portfolio of approximately 60 to 80 US and non-US equity securities, including ADRs, generally of companies with market capitalizations greater than $2 billion, and may include investments in emerging markets. Currency Investments are investments in emerging market currencies (primarily by entry into forward currency contracts), or instruments whose value is derived from the performance of an underlying emerging market currency, and also may include debt obligations, including government, government agency and corporate obligations and structured notes denominated in emerging market currencies.

LAM determines the amount of each Fund’s investment exposure to Currency Investments using a variety of factors, including the estimated current dividend yield of Global Equity Investments or World Equity Investments, as applicable, and the estimated current income and anticipated short-term gains associated with Currency Investments, as well as economic and market conditions in the relevant emerging markets that may affect future income or gain potential. Although Currency Investments primarily consist of forward currency contracts, LAM may, in its discretion, reduce Global Equity Investments or World Equity Investments, as applicable (but to no less than 80% of each Fund’s Net Assets), and allocate Fund assets to make Currency Investments with other instruments or debt obligations. LAM also uses borrowings under a credit facility with a financial institution (“Borrowings”) to invest in such other instruments and debt obligations. “Currency Commitments” are the aggregate financial exposures created by forward currency contracts in excess of the financial exposure represented in each Fund’s Net Assets. Currency Commitments and Borrowings are referred to together as “Financial Leverage.”

Given that LGI and LOR have substantially similar investment objectives and investment management policies, the risks associated with an investment in each are substantially similar. As respects the equity investments of the Funds, LGI historically has targeted investments in US and non-US equity securities of companies with market capitalizations greater than $2 billion, while LOR historically has targeted investments in US and non-US equity securities of companies with market capitalizations of at least $1 billion (with potentially up to 10% of World Equity Investments in securities of companies with market capitalizations below $1 billion). In addition, in respect of equity investments, LOR historically has invested in higher dividend yielding securities than LGI. Although these differences do not subject one Fund to different risks of investing than those of the other Fund, in light of these differences, the extent of exposure to such risks may vary between the Funds.

•	Expense Structure and Expense Ratios. LGI has the same management fee and, based on the expenses of each Fund estimated as of February 28, 2019, a lower net annual fund expense ratio than LOR. Under each Fund’s management agreement with LAM, LGI and LOR have each agreed to pay a management fee at the annual rate of 0.85% of the value of their respective average daily Total Leveraged Assets (to the extent that leverage consists of Borrowings and forward currency contracts). Annual fund operating expenses for LGI and LOR estimated as of February 28, 2019 were 1.96% and 2.29%, respectively. In addition, the total expense ratio of LGI, as adjusted showing the effect of the consummation of the Reorganization, based on the fees and expenses of each Fund estimated as of February 28, 2019 are estimated to be lower (1.88%) than the total expense ratios of both LGI and LOR before the Reorganization. LGI’s expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The Funds have differing asset sizes, with LGI having more assets than LOR. As of February 28, 2019, LGI and LOR had net assets of approximately $162.0 million and $75.7 million, respectively. If the Reorganization is approved and LOR conducts the Tender Offer, the Tender Offer will decrease LOR’s net assets. For purposes of illustration, if the Tender Offer was fully subscribed and completed on February 28, 2019, LOR would have purchased for cash 1,376,037 of its shares of common stock at $10.78 per share (which is 98% of the net asset value per share of common stock determined as of the close of regular trading of the NYSE on February 28, 2019) for an aggregate of approximately $14.8 million.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on LGI’s investment objective, policies, restrictions and process. If the Reorganization is approved by the Funds’ stockholders and LOR conducts the Tender Offer, management currently anticipates that it would seek to raise cash to pay LOR stockholders who tender their shares in the Tender Offer by selling a pro rata slice of the entire portfolio. Thereafter, following completion of the Tender Offer, but before consummation of the Reorganization, it is anticipated that, in contemplation of the Reorganization, a substantial amount of LOR’s equity securities (potentially all of such securities), all Currency Commitments and certain debt securities would be sold by LOR, subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended.

It is appropriate for LGI to be the accounting survivor because its investment objective, policies, restrictions and process and expense structure will be used in managing the combined fund. LGI’s investment manager and portfolio managers will continue in their roles for the combined fund after the Reorganization. LGI also has more assets than LOR. Finally, the portfolio composition of the combined fund after the Reorganization will be based on LGI’s investment objective, policies, restrictions and process.

Please telephone the undersigned at 212.969.3376, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	Lisa Goldstein